Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Disaggregated Operating Revenues	The following table shows disaggregated operating revenues for the years ended as December 31, 2024, 2023 and 2022.

	2024	2023	2022
Passenger revenue
Passenger revenue	$3,220,718	$3,263,764	$2,793,420
Miles redeemed	72,643	52,597	31,299
	3,293,361	3,316,361	2,824,719

Cargo and mail revenue	100,507	97,105	101,765
Total passenger and cargo and mail revenue	3,393,868	3,413,466	2,926,484

Other operating revenue
Frequent flyer program - marketing services	47,844	37,930	28,396
Other operating revenue	4,486	5,608	10,153
	52,330	43,538	38,549
	$3,446,198	$3,457,004	$2,965,033

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2024	2023
Balance at beginning of year	$611,856	$651,805
Sales	3,843,468	3,722,763
Revenue recognition	(3,083,778)	(3,076,635)
Tax recognition	(587,551)	(547,206)
Reimbursements	(119,844)	(84,033)
Interline tickets	(35,485)	(52,675)
Other	(6,771)	(2,163)
Balance at end of year	$621,895	$611,856
The table below presents the activity of the current and non-current frequent flyer liability:

	2024	2023
Balance at beginning of year	$124,816	$111,526
Deferred of revenue	79,892	65,887
Recognition of revenue	(72,643)	(52,597)
Balance at end of year	$132,065	$124,816

Current	59,449	55,062
Non-current	72,616	69,754
	$132,065	$124,816

Summary of Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2024	2023	2022
North America	$1,375,018	$1,328,504	$957,730
South America	1,219,893	1,233,362	1,094,450
Central America	747,871	796,679	819,534
Caribbean	51,086	54,921	54,770
	$3,393,868	$3,413,466	$2,926,484